Pension and other post-employment benefit plans	12 Months Ended
Dec. 31, 2017
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 26 Pension and other post-employment benefit plans

The table below provides information about expenses for pension and other post-employment benefit plans. These expenses are part of Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Net periodic expenses for defined benefit plans	471	435	569
of which: related to major pension plans[1]	452	412	546
of which: Swiss plan[2]	406	381	515
of which: UK plan	14	(2)	18
of which: US and German plans	31	33	12
of which: related to post-employment medical insurance plans[3]	3	4	4
of which: UK plan	1	1	1
of which: US plans	2	3	2
of which: related to remaining plans and other expenses[4]	17	19	19
Expenses for defined contribution plans[5]	239	236	239
of which: UK plans	71	77	86
of which: US plan	108	106	100
of which: remaining plans	59	53	53
Total pension and other post-employment benefit plan expenses[6]	710	670	808
1 Refer to Note 26a for more information. 2 The increase in net periodic pension expenses for the Swiss pension plan between 2017 and 2016 related primarily to lower curtailments, partly offset by lower expenses due to changes in demographic and financial assumptions. 3 Refer to Note 26b for more information. 4 Other expenses include differences between actual and estimated performance award accruals and net accrued pension expenses related to restructuring. 5 Refer to Note 26c for more information. 6 Refer to Note 6.

The table below provides information relating to amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Major pension plans[1]	245	(837)	339
of which: Swiss plan	(78)	(105)	58
of which: UK plan	295	(610)	317
of which: US and German plans	28	(122)	(35)
Post-employment medical insurance plans[2]	1	(13)	(3)
of which: UK plan	1	(6)	6
of which: US plans	0	(7)	(9)
Remaining plans	31	(26)	(14)
Gains / (losses) recognized in other comprehensive income, before tax	277	(876)	322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	11	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax[3]	288	(824)	304
of which: attributable to shareholders	288	(824)	298
of which: attributable to non-controlling interests	0	0	5
1 Refer to Note 26a for more information. 2 Refer to Note 26b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS recognizes assets and liabilities with respect to defined benefit plans within Other assets and Other liabilities.

As of 31 December 2017 and 31 December 2016, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2017 and 31 December 2016, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides information on UBS’s liabilities with respect to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment liability
CHF million	31.12.17	31.12.16
Major pension plans[1]	805	1,140
of which: Swiss plan	0	0
of which: UK plan	268	529
of which: US and German plans[2]	536	611
Post-employment medical insurance plans[3]	86	91
of which: UK plan	26	26
of which: US plans	59	65
Remaining plans	35	35
Total net defined benefit pension and post-employment liability[4]	925	1,266
1 Refer to Note 26a for more information. 2 Of the total liability as of 31 December 2017, CHF 149 million related to US plans and CHF 388 million related to German plans (31 December 2016: CHF 265 million related to US plans and CHF 346 million related to German plans). 3 Refer to Note 26b for more information. 4 Refer to Note 21.

a) Defined benefit pension plans

UBS has established defined benefit pension plans for its employees in various jurisdictions, with the major plans located in Switzerland, the UK, the US and Germany.

The overall investment policy and strategy for UBS’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, ensures that there will be sufficient assets to pay pension benefits as they fall due while also mitigating various risks. For the plans with assets, i.e. funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the prevailing current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions to ensure a balance of risk and return. Under IAS 19, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS and exceeds the minimum benefit requirements under Swiss pension law.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 1% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 3.6% and 9% of contributory variable compensation. UBS also pays risk contributions that are used to finance benefits paid out in the event of death and disability, as well as to finance bridging pensions.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 64 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Members can draw early retirement benefits starting from the age of 58. Employees have the possibility to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IAS 19, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2017, the Swiss pension plan had a technical funding ratio under Swiss pension law of 131.9% (31 December 2016: 125.4%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions to the composition of plan assets, e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2017, the Swiss pension plan was in a surplus situation on an International Financial Reporting Standards (IFRS) measurement basis, as the fair value of plan assets exceeded the DBO by CHF 3,156 million (31 December 2016: surplus of CHF 1,749 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. Both as of 31 December 2017 and 31 December 2016, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2017, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was CHF 3,156 million (31 December 2016: CHF 1,749 million). CHF 1,394 million out of the total movement of CHF 1,407 million was recognized in Other comprehensive income and CHF 13 million related to interest expense on the asset ceiling effect was recognized in the income statement. As of 31 December 2016, CHF 452 million out of the total movement of CHF 466 million was recognized in Other comprehensive income and CHF 14 million related to interest expense on the asset ceiling effect was recognized in the income statement.

The employer contributions expected to be made to the Swiss pension plan in 2018 are estimated to be CHF 470 million.

  Refer to Note 35 for information on changes to the Swiss pension plan that will take effect from the start of 2019

Non-Swiss pension plans

UBS locations outside of Switzerland offer various defined benefit pension plans in accordance with local regulations and practices. The non-Swiss locations with major defined benefit pension plans are the UK, the US and Germany. Defined benefit pension plans in other locations are not material to the financial results of UBS and hence not separately disclosed.

The non-Swiss plans provide benefits in the event of retirement, death or disability. The level of benefits provided depends on the specific rate of benefit accrual and the level of employee compensation. UBS’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations and tax requirements are the primary drivers for determining when contributions are required.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. Normal retirement age for participants in the UK plan is 60. The UK plan is closed to new entrants and pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS. The employer contributions to the pension fund reflect agreed-upon deficit-funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS. In the event of underfunding, UBS and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2017 and 2016, UBS did not make any deficit-funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO will likely increase more significantly than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2017, the UK plan was in a deficit situation on an IFRS measurement basis as the DBO exceeded the fair value of plan assets by CHF 268 million (31 December 2016: deficit of CHF 529 million).

No employer contributions are currently scheduled to be made to the UK defined benefit pension plan in 2018, subject to periodic review.

US pension plans

There are two distinct major defined benefit pension plans in the US. Normal retirement age for participants in both US plans is 65. The plans are closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS, are responsible for the governance of the plans. UBS regularly reviews the contribution strategy for these plans. In determining the contribution strategy, UBS considers local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2017, the contributions made by UBS were CHF 89 million (2016: CHF 172 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may also be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2018 are estimated to be CHF 8 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are directly paid by UBS. Normal retirement age for the participants in the German plans is 65. Within the larger of the two pension plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 4% for amounts accrued after 2009. Both German plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS. For the German plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS to the participants of the German plans in 2018 are estimated to be CHF 10 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Defined benefit obligation at the beginning of the year	22,865	22,636	3,704	3,350	1,755	1,619	28,325	27,605
Current service cost	448	471	0	0	9	9	456	480
Interest expense	163	240	100	116	61	62	325	419
Plan participant contributions	205	210	0	0	0	0	205	210
Remeasurements	303	477	(82)	922	80	125	301	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions	6	(659)	(80)	(63)	(5)	3	(79)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions	145	698	47	1,022	84	107	276	1,827
of which: experience (gains) / losses[1]	152	438	(49)	(37)	2	15	104	416
Curtailments	(49)	(96)	0	0	0	0	(49)	(96)
Benefit payments	(1,098)	(1,074)	(251)	(135)	(107)	(98)	(1,457)	(1,307)
Other movements	(8)	0	0	0	0	19	(8)	19
Foreign currency translation	0	0	179	(549)	(29)	20	150	(529)
Defined benefit obligation at the end of the year	22,828	22,865	3,650	3,704	1,770	1,755	28,248	28,325
of which: amounts owed to active members	10,470	10,419	176	290	248	258	10,894	10,967
of which: amounts owed to deferred members	0	0	1,881	2,210	628	584	2,510	2,794
of which: amounts owed to retirees	12,358	12,446	1,593	1,204	893	913	14,844	14,563
Fair value of plan assets at the beginning of the year	24,614	23,919	3,175	3,400	1,144	997	28,934	28,316
Return on plan assets excluding amounts included in interest income	1,619	824	213	312	108	2	1,939	1,139
Interest income	178	258	86	118	44	44	307	420
Employer contributions	477	486	0	0	97	179	574	665
Plan participant contributions	205	210	0	0	0	0	205	210
Benefit payments	(1,098)	(1,074)	(251)	(135)	(107)	(98)	(1,457)	(1,307)
Administration expenses, taxes and premiums paid	(10)	(10)	0	0	(4)	(6)	(14)	(16)
Foreign currency translation	0	0	159	(520)	(48)	26	111	(494)
Fair value of plan assets at the end of the year	25,984	24,614	3,381	3,175	1,234	1,144	30,599	28,934
Asset ceiling effect at the beginning of the year	1,749	1,283	0	0	0	0	1,749	1,283
Interest expense on asset ceiling effect	13	14	0	0	0	0	13	14
Asset ceiling effect excluding interest expense on asset ceiling effect	1,394	452	0	0	0	0	1,394	452
Asset ceiling effect at the end of the year	3,156	1,749	0	0	0	0	3,156	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(529)	50	(611)	(622)	(1,140)	(572)
Net periodic expenses recognized in net profit	(406)	(381)	(14)	2	(31)	(33)	(452)	(412)
Gains / (losses) recognized in other comprehensive income	(78)	(105)	295	(610)	28	(122)	245	(837)
Employer contributions	477	486	0	0	97	179	574	665
Other movements	8	0	0	0	0	(19)	8	(19)
Foreign currency translation	0	0	(20)	29	(20)	6	(39)	35
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Funded and unfunded plans
Defined benefit obligation from funded plans	22,828	22,865	3,650	3,704	1,291	1,316	27,769	27,885
Defined benefit obligation from unfunded plans	0	0	0	0	479	440	479	440
Plan assets	25,984	24,614	3,381	3,175	1,234	1,144	30,599	28,934
Surplus / (deficit)	3,156	1,749	(268)	(529)	(536)	(611)	2,351	609
Asset ceiling effect	3,156	1,749	0	0	0	0	3,156	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Current service cost	448	471	0	0	9	9	456	480
Interest expense related to defined benefit obligation	163	240	100	116	61	62	325	419
Interest income related to plan assets	(178)	(258)	(86)	(118)	(44)	(44)	(307)	(420)
Interest expense on asset ceiling effect	13	14	0	0	0	0	13	14
Administration expenses, taxes and premiums paid	10	10	0	0	4	6	14	16
Curtailments	(49)	(96)	0	0	0	0	(49)	(96)
Net periodic expenses recognized in net profit	406	381	14	(2)	31	33	452	412

Analysis of amounts recognized in other comprehensive income (OCI)
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Remeasurement of defined benefit obligation	(303)	(477)	82	(922)	(80)	(125)	(301)	(1,524)
Return on plan assets excluding amounts included in interest income	1,619	824	213	312	108	2	1,939	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect	(1,394)	(452)	0	0	0	0	(1,394)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	(78)	(105)	295	(610)	28	(122)	245	(837)

The table below provides information on the duration of the DBO and the timing for expected benefit payments.

	Swiss plan		UK plan		US and German plans[1]
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Duration of the defined benefit obligation (in years)	15.1	15.1	20.0	22.6	10.6	10.6
Maturity analysis of benefits expected to be paid
CHF million
Benefits expected to be paid within 12 months	1,120	1,140	81	72	105	103
Benefits expected to be paid between 1 and 3 years	2,236	2,204	177	164	212	213
Benefits expected to be paid between 3 and 6 years	3,368	3,394	328	315	321	328
Benefits expected to be paid between 6 and 11 years	5,423	5,439	699	710	558	562
Benefits expected to be paid between 11 and 16 years	4,980	5,041	786	856	501	514
Benefits expected to be paid in more than 16 years	16,757	17,162	4,216	6,064	865	958
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following principal actuarial assumptions are applied:

  Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.
  Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.
  Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK and Germany increases the respective plan’s DBO.
  Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For these plans, an increase in the interest credit rate increases the respective plan’s DBO.
  Life expectancy: for most of UBS’s defined benefit pension plans, the respective plan is obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

  Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2017, a net loss of CHF 303 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of CHF 170 million, as well as experience losses of CHF 152 million, reflecting differences between the previous actuarial assumptions and what actually occurred. These effects were partially offset by market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a gain of CHF 27 million. Changes in other assumptions were not significant.

In 2016, UBS continued to enhance its methodology for estimating the discount rate by improving the construction of the yield curve from Swiss high-quality corporate bonds. Furthermore, UBS refined its approach for estimating the life expectancy, the rate of employee disability and the rate of salary increases. These changes in estimates decreased the DBO of the Swiss pension plan by CHF 319 million, of which changes in demographic assumptions decreased the DBO by CHF 659 million and changes in financial assumptions increased the DBO by CHF 339 million. However, the effect from these changes in estimates was more than offset by experience losses and market-driven changes in the discount rate, resulting in a total upward remeasurement of the Swiss plan DBO of CHF 477 million recognized in OCI.

UK pension plan

In 2017, a net gain of CHF 82 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily driven by changes in the life expectancy assumption, which resulted in a gain of CHF 80 million. In addition, market-driven changes in the inflation rate assumption resulted in a gain of CHF 60 million and experience gains were CHF 49 million. These gains were partly offset by a market-driven decrease in the discount rate, which resulted in a loss of CHF 105 million.

In 2016, a net loss of CHF 922 million was recognized in OCI related to the remeasurement of the DBO for the UK plan, resulting from a loss of CHF 866 million due to a market-driven decrease in the discount rate and a loss of CHF 156 million from market-driven changes in the inflation rate assumption, partly offset by a gain of CHF 63 million from changes in the life expectancy assumption and an experience gain of CHF 37 million.

US and German pension plans

In 2017, a net loss of CHF 80 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans compared with a net loss of CHF 125 million in 2016. OCI losses in both years were primarily driven by market-driven decreases in discount rates.

The tables below show the principal actuarial assumptions used in calculating the DBO at the end of the year.

Principal actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	0.67	0.73	2.55	2.69	3.14	3.58
Rate of salary increase	1.30	1.30	0.00	0.00	2.83	2.86
Rate of pension increase	0.00	0.00	3.11	3.18	1.50	1.50
Rate of interest credit on retirement savings	0.67	0.73	0.00	0.00	2.56	1.74
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	21.6	21.5	23.0	22.9
UK	S2PA with CMI 2016 projections[2]	23.4	23.7	24.6	25.0
USA	RP2014 WCHA with MP2017 projection scale[3]	22.8	22.9	24.4	24.4
Germany	Dr. K. Heubeck 2005 G	20.3	20.1	22.9	22.8

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	23.4	23.4	24.9	24.9
UK	S2PA with CMI 2016 projections[2]	25.2	25.6	26.5	27.4
USA	RP2014 WCHA with MP2017 projection scale[3]	24.4	24.5	26.0	26.1
Germany	Dr. K. Heubeck 2005 G	24.3	24.2	26.8	26.7
1 In 2016, the mortality table BVG 2015 G with proposed CMI 2016 was used. 2 In 2016, the mortality table S2PA with CMI 2015 projections was used. 3 In 2016, the mortality table RP2014 WCHA with MP2016 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(1,432)	(1,435)	(341)	(388)	(88)	(86)
Decrease by 50 basis points	1,627	1,630	391	452	96	94
Rate of salary increase
Increase by 50 basis points	84	86	–[2]	–[2]	1	1
Decrease by 50 basis points	(80)	(79)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,181	1,178	370	435	7	6
Decrease by 50 basis points	–[3]	–[3]	(327)	(377)	(6)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	260	264	–[4]	–[4]	9	9
Decrease by 50 basis points	(247)	(250)	–[4]	–[4]	(9)	(8)
Life expectancy
Increase in longevity by one additional year	807	796	139	136	47	44
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2017 and as of 31 December 2016, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Fair value of plan assets

The tables below provide information on the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	117	0	117	0	869	0	869	4
Real estate / property
Domestic	0	2,787	2,787	11	0	2,689	2,689	11
Investment funds
Equity
Domestic	650	0	650	3	938	0	938	4
Foreign	7,317	1,298	8,615	33	6,558	1,170	7,728	31
Bonds[1]
Domestic, AAA to BBB–	2,221	0	2,221	9	2,222	0	2,222	9
Foreign, AAA to BBB–	6,214	0	6,214	24	5,877	0	5,877	24
Foreign, below BBB–	563	0	563	2	1,176	0	1,176	5
Real estate
Foreign	0	23	23	0	0	42	42	0
Other	839	3,942	4,781	18	283	2,776	3,059	12
Other investments	0	12	12	0	0	15	15	0
Total fair value of plan assets	17,922	8,061	25,984	100	17,923	6,691	24,614	100

			31.12.17				31.12.16
Total fair value of plan assets			25,984				24,614
of which:[2]
Bank accounts at UBS			117				432
UBS debt instruments			3				5
UBS shares			33				47
Securities lent to UBS[3]			1,979				1,855
Property occupied by UBS			83				83
Derivative financial instruments, counterparty UBS[3]			23				(220)
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	5	133	0	133	4
Bonds[1]
Domestic, AAA to BBB–	1,666	0	1,666	49	1,131	0	1,131	36
Domestic, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	31	0	31	1	39	0	39	1
Foreign	1,020	0	1,020	30	984	0	984	31
Bonds[1]
Domestic, AAA to BBB–	625	81	706	21	500	28	528	17
Domestic, below BBB–	21	0	21	1	23	0	23	1
Foreign, AAA to BBB–	143	0	143	4	245	0	245	8
Foreign, below BBB–	56	0	56	2	39	0	39	1
Real estate
Domestic	100	27	128	4	39	72	111	4
Other	(4)	5	1	0	(35)	111	76	2
Other investments[2]	(560)	11	(549)	(16)	(144)	10	(134)	(4)
Total fair value of plan assets	3,257	124	3,381	100	2,955	221	3,175	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.17				31.12.16
	Fair value			Weightedaverageplan assetallocation %	Fair value			Weightedaverageplan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	74	0	74	6	75	0	75	7
Bonds[1]
Domestic, AAA to BBB–	195	0	195	16	158	0	158	14
Domestic, below BBB–	10	0	10	1	13	0	13	1
Foreign, AAA to BBB–	44	0	44	4	42	0	42	4
Foreign, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	291	0	291	24	264	0	264	23
Foreign	270	0	270	22	248	0	248	22
Bonds[1]
Domestic, AAA to BBB–	210	0	210	17	218	0	218	19
Domestic, below BBB–	19	0	19	2	18	0	18	2
Foreign, AAA to BBB–	46	0	46	4	42	0	42	4
Foreign, below BBB–	5	0	5	0	5	0	5	0
Real estate
Domestic	0	12	12	1	0	11	11	1
Other	21	0	21	2	19	0	19	2
Insurance contracts	0	17	17	1	0	18	18	2
Asset-backed securities	15	0	15	1	8	0	8	1
Other investments	4	0	4	0	3	0	3	0
Total fair value of plan assets	1,204	30	1,234	100	1,115	29	1,144	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants.

These plans are not prefunded. In the US, the retirees also contribute to the cost of the post-employment medical benefits.

The benefits expected to be paid by UBS to the post-employment medical insurance plans in 2018 are estimated to be CHF 5 million.

The table below provides an analysis of the movement in the net asset / liability recognized on the balance sheet for post-employment medical plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income

Post-employment medical insurance plans
CHF million	UK plan		US plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Post-employment benefit obligation at the beginning of the year	26	25	65	59	91	84
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	3	3	3
Plan participant contributions	0	0	3	2	3	2
Remeasurements	(1)	6	0	7	(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	1	0	(1)	(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	5	2	1	2	6
of which: experience (gains) / losses[1]	0	0	(2)	6	(2)	6
Benefit payments[2]	(1)	(1)	(7)	(7)	(9)	(8)
Foreign currency translation	1	(4)	(3)	1	(1)	(3)
Post-employment benefit obligation at the end of the year	26	26	59	65	86	91
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	20	21	59	65	79	86
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(26)	(26)	(59)	(65)	(86)	(91)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	3	3	3
Net periodic expenses	1	1	2	3	3	4

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	1	(6)	0	(7)	1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	1	(6)	0	(7)	1	(13)
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Actuarial assumptions

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Changes in assumptions lead to volatility in the post-employment benefit obligation. The following principal actuarial assumptions are applied:

  Discount rate: discount rates used for post-employment medical insurance plans are the same as those used for defined benefit pension plans. A decrease in the yield of high-quality corporate bonds increases the post-employment benefit obligation. Conversely, an increase in the yield of high-quality corporate bonds decreases the post-employment benefit obligation.
  Average health care cost trend rate: an increase in health care costs generally increases the post-employment benefit obligation.
  Life expectancy: as some plan participants have lifetime benefits under these plans, an increase in life expectancy increases the post-employment benefit obligation.

UBS regularly reviews the actuarial assumptions used in calculating its post-employment benefit obligations to determine their continuing relevance. Principal actuarial assumptions used to determine post-employment benefit obligations at the end of the year were:

Principal actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	2.55	2.69	3.54	3.97
Average health care cost trend rate – initial	5.10	5.10	7.99	7.03
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 26a. 2 Represents weighted average assumptions across US plans.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption showing how the post-employment benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the post-employment benefit obligation, as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(2)	(2)	(3)	(3)
Decrease by 50 basis points	2	2	3	3
Average health care cost trend rate
Increase by 100 basis points	4	4	1	2
Decrease by 100 basis points	(3)	(3)	(1)	(1)
Life expectancy
Increase in longevity by one additional year	2	2	4	5
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

c) Defined contribution plans

UBS sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS. Employer contributions to defined contribution plans are recognized as an expense, which, for the years ended 31 December 2017, 2016 and 2015, amounted to CHF 239 million, CHF 236 million and CHF 239 million, respectively.

d) Related-party disclosure

UBS is the principal provider of banking services for the pension fund of UBS in Switzerland. In this capacity, UBS is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS pension funds do not have a similar banking relationship with UBS.

Also, UBS leases certain properties that are owned by the Swiss pension fund. As of 31 December 2017, the minimum commitment toward the Swiss pension fund under the related leases was approximately CHF 5 million (31 December 2016: CHF 11 million).

  Refer to the “Composition and fair value of plan assets” table in Note 26a for more information on fair value of investments in UBS instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Received by UBS
Fees	36	36	33
Paid by UBS
Rent	4	4	5
Dividends, capital repayments and interest	9	15	13

The transaction volumes in UBS shares and UBS debt instruments and the balances of UBS shares held as of 31 December were:

Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.17	31.12.16
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	905	2,427
UBS debt instruments (par values, CHF million)	2	0
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,897	1,618
UBS debt instruments (par values, CHF million)	4	0

UBS shares held by pension and other post-employment benefit plans
	31.12.17	31.12.16
Number of shares (in thousands of shares)	16,370	18,363
Fair value (CHF million)	293	293

UBS AG
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 26 Pension and other post-employment benefit plans

The table below provides information about expenses for pension and other post-employment benefit plans. These expenses are part of Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Net periodic expenses for defined benefit plans	359	433	568
of which: related to major pension plans[1]	347	412	546
of which: Swiss plan[2]	302	381	515
of which: UK plan	14	(2)	18
of which: US and German plans	31	33	12
of which: related to post-employment medical insurance plans[3]	3	4	4
of which: UK plan	1	1	1
of which: US plans	2	3	2
of which: related to remaining plans and other expenses[4]	8	17	19
Expenses for defined contribution plans[5]	232	236	239
of which: UK plans	64	77	86
of which: US plan	108	106	100
of which: remaining plans	59	53	53
Total pension and other post-employment benefit plan expenses[6]	591	669	807
1 Refer to Note 26a for more information. 2 The decrease in net periodic pension expenses for the Swiss pension plan in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 3 Refer to Note 26b for more information. 4 Other expenses include differences between actual and estimated performance award accruals and net accrued pension expenses related to restructuring. 5 Refer to Note 26c for more information. 6 Refer to Note 6.

The table below provides information relating to amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
CHF million	31.12.17	31.12.16	31.12.15
Major pension plans[1]	266	(837)	339
of which: Swiss plan	(56)	(105)	58
of which: UK plan	295	(610)	317
of which: US and German plans	28	(122)	(35)
Post-employment medical insurance plans[2]	1	(13)	(3)
of which: UK plan	1	(6)	6
of which: US plans	0	(7)	(9)
Remaining plans	31	(26)	(14)
Gains / (losses) recognized in other comprehensive income, before tax	299	(876)	322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	6	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax[3]	305	(824)	304
1 Refer to Note 26a for more information. 2 Refer to Note 26b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS AG recognizes assets and liabilities with respect to defined benefit plans within Other assets and Other liabilities.

As of 31 December 2017 and 31 December 2016, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2017 and 31 December 2016, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides information on UBS AG’s liabilities with respect to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment liability
CHF million	31.12.17	31.12.16
Major pension plans[1]	805	1,140
of which: Swiss plan	0	0
of which: UK plan	268	529
of which: US and German plans[2]	536	611
Post-employment medical insurance plans[3]	86	91
of which: UK plan	26	26
of which: US plans	59	65
Remaining plans	34	34
Total net defined benefit pension and post-employment liability[4]	925	1,266
1 Refer to Note 26a for more information. 2 Of the total liability as of 31 December 2017, CHF 149 million related to US plans and CHF 388 million related to German plans (31 December 2016: CHF 265 million related to US plans and CHF 346 million related to German plans). 3 Refer to Note 26b for more information. 4 Refer to Note 21.

a) Defined benefit pension plans

UBS AG has established defined benefit pension plans for its employees in various jurisdictions, with the major plans located in Switzerland, the UK, the US and Germany.

The overall investment policy and strategy for UBS AG’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, ensures that there will be sufficient assets to pay pension benefits as they fall due while also mitigating various risks. For the plans with assets, i.e. funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the prevailing current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS AG ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS AG’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions to ensure a balance of risk and return. Under IAS 19, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG and exceeds the minimum benefit requirements under Swiss pension law.

In 2017, a significant number of employees transferred from UBS AG to UBS Business Solutions AG, which is a directly held subsidiary of UBS Group AG. There continues to be one pooled pension plan in Switzerland covering the employees of UBS AG and those transferred to UBS Business Solutions AG. UBS AG and UBS Business Solutions AG both are legal sponsors of UBS’s Swiss pension plan. Since the date of the employee transfer, UBS AG and UBS Business Solutions AG apply proportionate defined benefit accounting, i.e., the net pension cost, any OCI impacts from remeasurements and the net pension asset / liability of the Swiss pension plan are allocated proportionally between UBS AG and UBS Business Solutions AG based on the aggregated net pension cost and defined benefit obligations related to their employees.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 1% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS AG pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 3.6% and 9% of contributory variable compensation. UBS AG also pays risk contributions that are used to finance benefits paid out in the event of death and disability, as well as to finance bridging pensions.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 64 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Members can draw early retirement benefits starting from the age of 58. Employees have the possibility to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IAS 19, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2017, the Swiss pension plan had a technical funding ratio under Swiss pension law of 131.9% (31 December 2016: 125.4%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions to the composition of plan assets, e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2017, the Swiss pension plan was in a surplus situation on an International Financial Reporting Standards (IFRS) measurement basis, as the fair value of plan assets exceeded the DBO by CHF 1,940 million (31 December 2016: surplus of CHF 1,749 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. Both as of 31 December 2017 and 31 December 2016, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2017, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was CHF 1,940 million (31 December 2016: CHF 1,749 million). CHF 999 million out of the total movement of CHF 1,008 million was recognized in Other comprehensive income and CHF 9 million related to interest expense on the asset ceiling effect was recognized in the income statement. As of 31 December 2016, CHF 452 million out of the total movement of CHF 466 million was recognized in Other comprehensive income and CHF 14 million related to interest expense on the asset ceiling effect was recognized in the income statement.

The employer contributions expected to be made to the Swiss pension plan in 2018 are estimated to be CHF 294 million.

  Refer to Note 35 for information on changes to the Swiss pension plan that will take effect from the start of 2019

Non-Swiss pension plans

UBS AG locations outside of Switzerland offer various defined benefit pension plans in accordance with local regulations and practices. The non-Swiss locations with major defined benefit pension plans are the UK, the US and Germany. Defined benefit pension plans in other locations are not material to the financial results of UBS AG and hence not separately disclosed.

The non-Swiss plans provide benefits in the event of retirement, death or disability. The level of benefits provided depends on the specific rate of benefit accrual and the level of employee compensation. UBS AG’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations and tax requirements are the primary drivers for determining when contributions are required.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. Normal retirement age for participants in the UK plan is 60. The UK plan is closed to new entrants and pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS AG. The employer contributions to the pension fund reflect agreed-upon deficit-funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS AG. In the event of underfunding, UBS AG and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2017 and 2016, UBS AG did not make any deficit-funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO will likely increase more significantly than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2017, the UK plan was in a deficit situation on an IFRS measurement basis as the DBO exceeded the fair value of plan assets by CHF 268 million (31 December 2016: deficit of CHF 529 million).

No employer contributions are currently scheduled to be made to the UK defined benefit pension plan in 2018, subject to periodic review.

US pension plans

There are two distinct major defined benefit pension plans in the US. Normal retirement age for participants in both US plans is 65. The plans are closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS AG, are responsible for the governance of the plans. UBS AG regularly reviews the contribution strategy for these plans. In determining the contribution strategy, UBS AG considers local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2017, the contributions made by UBS AG were CHF 89 million (2016: CHF 172 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may also be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2018 are estimated to be CHF 8 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are directly paid by UBS AG. Normal retirement age for the participants in the German plans is 65. Within the larger of the two pension plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 4% for amounts accrued after 2009. Both German plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS AG. For the German plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS AG to the participants of the German plans in 2018 are estimated to be CHF 10 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Defined benefit obligation at the beginning of the year	22,865	22,636	3,704	3,350	1,755	1,619	28,325	27,605
Current service cost	324	471	0	0	9	9	333	480
Interest expense	117	240	100	116	61	62	279	419
Plan participant contributions	155	210	0	0	0	0	155	210
Remeasurements	51	477	(82)	922	80	125	49	1,524
of which: actuarial (gains) / losses due to changes in demographic assumptions	4	(659)	(80)	(63)	(5)	3	(81)	(719)
of which: actuarial (gains) / losses due to changes in financial assumptions	138	698	47	1,022	84	107	269	1,827
of which: experience (gains) / losses[1]	(90)	438	(49)	(37)	2	15	(138)	416
Curtailments	(27)	(96)	0	0	0	0	(27)	(96)
Benefit payments	(767)	(1,074)	(251)	(135)	(107)	(98)	(1,126)	(1,307)
Other movements[2]	(8,682)	0	0	0	0	19	(8,682)	19
Foreign currency translation	0	0	179	(549)	(29)	20	150	(529)
Defined benefit obligation at the end of the year	14,035	22,865	3,650	3,704	1,770	1,755	19,454	28,325
of which: amounts owed to active members	6,437	10,419	176	290	248	258	6,861	10,967
of which: amounts owed to deferred members	0	0	1,881	2,210	628	584	2,510	2,794
of which: amounts owed to retirees	7,598	12,446	1,593	1,204	893	913	10,083	14,563
Fair value of plan assets at the beginning of the year	24,614	23,919	3,175	3,400	1,144	997	28,934	28,316
Return on plan assets excluding amounts included in interest income	994	824	213	312	108	2	1,314	1,139
Interest income	128	258	86	118	44	44	257	420
Employer contributions	351	486	0	0	97	179	448	665
Plan participant contributions	155	210	0	0	0	0	155	210
Benefit payments	(767)	(1,074)	(251)	(135)	(107)	(98)	(1,126)	(1,307)
Administration expenses, taxes and premiums paid	(7)	(10)	0	0	(4)	(6)	(12)	(16)
Other movements[2]	(9,492)	0	0	0	0	0	(9,492)	0
Foreign currency translation	0	0	159	(520)	(48)	26	111	(494)
Fair value of plan assets at the end of the year	15,975	24,614	3,381	3,175	1,234	1,144	20,590	28,934
Asset ceiling effect at the beginning of the year	1,749	1,283	0	0	0	0	1,749	1,283
Interest expense on asset ceiling effect	9	14	0	0	0	0	9	14
Asset ceiling effect excluding interest expense on asset ceiling effect	999	452	0	0	0	0	999	452
Other movements[2]	(817)	0	0	0	0	0	(817)	0
Asset ceiling effect at the end of the year	1,940	1,749	0	0	0	0	1,940	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(529)	50	(611)	(622)	(1,140)	(572)
Net periodic expenses recognized in net profit	(302)	(381)	(14)	2	(31)	(33)	(347)	(412)
Gains / (losses) recognized in other comprehensive income	(56)	(105)	295	(610)	28	(122)	266	(837)
Employer contributions	351	486	0	0	97	179	448	665
Other movements	8	0	0	0	0	(19)	8	(19)
Foreign currency translation	0	0	(20)	29	(20)	6	(39)	35
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)

Funded and unfunded plans
Defined benefit obligation from funded plans	14,035	22,865	3,650	3,704	1,291	1,316	18,975	27,885
Defined benefit obligation from unfunded plans	0	0	0	0	479	440	479	440
Plan assets	15,975	24,614	3,381	3,175	1,234	1,144	20,590	28,934
Surplus / (deficit)	1,940	1,749	(268)	(529)	(536)	(611)	1,135	609
Asset ceiling effect	1,940	1,749	0	0	0	0	1,940	1,749
Net defined benefit asset / (liability)	0	0	(268)	(529)	(536)	(611)	(805)	(1,140)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.

Analysis of amounts recognized in net profit
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Current service cost	324	471	0	0	9	9	333	480
Interest expense related to defined benefit obligation	117	240	100	116	61	62	279	419
Interest income related to plan assets	(128)	(258)	(86)	(118)	(44)	(44)	(257)	(420)
Interest expense on asset ceiling effect	9	14	0	0	0	0	9	14
Administration expenses, taxes and premiums paid	7	10	0	0	4	6	12	16
Curtailments	(27)	(96)	0	0	0	0	(27)	(96)
Net periodic expenses recognized in net profit	302	381	14	(2)	31	33	347	412

Analysis of amounts recognized in other comprehensive income (OCI)
CHF million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Remeasurement of defined benefit obligation	(51)	(477)	82	(922)	(80)	(125)	(49)	(1,524)
Return on plan assets excluding amounts included in interest income	994	824	213	312	108	2	1,314	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect	(999)	(452)	0	0	0	0	(999)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	(56)	(105)	295	(610)	28	(122)	266	(837)

The table below provides information on the duration of the DBO and the timing for expected benefit payments.

	Swiss plan[1]		UK plan		US and German plans[2]
	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Duration of the defined benefit obligation (in years)	15.1	15.1	20.0	22.6	10.6	10.6
Maturity analysis of benefits expected to be paid
CHF million
Benefits expected to be paid within 12 months	689	1,140	81	72	105	103
Benefits expected to be paid between 1 and 3 years	1,389	2,204	177	164	212	213
Benefits expected to be paid between 3 and 6 years	2,085	3,394	328	315	321	328
Benefits expected to be paid between 6 and 11 years	3,326	5,439	699	710	558	562
Benefits expected to be paid between 11 and 16 years	3,090	5,041	786	856	501	514
Benefits expected to be paid in more than 16 years	10,453	17,162	4,216	6,064	865	958
1 The decrease in benefits expected to be paid in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 2 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following principal actuarial assumptions are applied:

  Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.
  Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS AG employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.
  Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK and Germany increases the respective plan’s DBO.
  Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For these plans, an increase in the interest credit rate increases the respective plan’s DBO.
  Life expectancy: for most of UBS AG’s defined benefit pension plans, the respective plan is obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

  Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS AG regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2017, a net loss of CHF 51 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of CHF 164 million. This effect was partly offset by experience gains of CHF 90 million, reflecting differences between the previous actuarial assumptions and what actually occurred, and by market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a gain of CHF 26 million. Changes in other assumptions were not significant.

In 2016, UBS AG continued to enhance its methodology for estimating the discount rate by improving the construction of the yield curve from Swiss high-quality corporate bonds. Furthermore, UBS AG refined its approach for estimating the life expectancy, the rate of employee disability and the rate of salary increases. These changes in estimates decreased the DBO of the Swiss pension plan by CHF 319 million, of which changes in demographic assumptions decreased the DBO by CHF 659 million and changes in financial assumptions increased the DBO by CHF 339 million. However, the effect from these changes in estimates was more than offset by experience losses and market-driven changes in the discount rate, resulting in a total upward remeasurement of the Swiss plan DBO of CHF 477 million recognized in OCI.

UK pension plan

In 2017, a net gain of CHF 82 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily driven by changes in the life expectancy assumption, which resulted in a gain of CHF 80 million. In addition, market-driven changes in the inflation rate assumption resulted in a gain of CHF 60 million and experience gains were CHF 49 million. These gains were partly offset by a market-driven decrease in the discount rate, which resulted in a loss of CHF 105 million.

In 2016, a net loss of CHF 922 million was recognized in OCI related to the remeasurement of the DBO for the UK plan, resulting from a loss of CHF 866 million due to a market-driven decrease in the discount rate and a loss of CHF 156 million from market-driven changes in the inflation rate assumption, partly offset by a gain of CHF 63 million from changes in the life expectancy assumption and an experience gain of CHF 37 million.

US and German pension plans

In 2017, a net loss of CHF 80 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans compared with a net loss of CHF 125 million in 2016. OCI losses in both years were primarily driven by market-

driven decreases in discount rates.

The tables below show the principal actuarial assumptions used in calculating the DBO at the end of the year.

Principal actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	0.67	0.73	2.55	2.69	3.14	3.58
Rate of salary increase	1.30	1.30	0.00	0.00	2.83	2.86
Rate of pension increase	0.00	0.00	3.11	3.18	1.50	1.50
Rate of interest credit on retirement savings	0.67	0.73	0.00	0.00	2.56	1.74
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	21.6	21.5	23.0	22.9
UK	S2PA with CMI 2016 projections[2]	23.4	23.7	24.6	25.0
USA	RP2014 WCHA with MP2017 projection scale[3]	22.8	22.9	24.4	24.4
Germany	Dr. K. Heubeck 2005 G	20.3	20.1	22.9	22.8

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.17	31.12.16	31.12.17	31.12.16
Switzerland	BVG 2015 G with CMI 2016 projections[1]	23.4	23.4	24.9	24.9
UK	S2PA with CMI 2016 projections[2]	25.2	25.6	26.5	27.4
USA	RP2014 WCHA with MP2017 projection scale[3]	24.4	24.5	26.0	26.1
Germany	Dr. K. Heubeck 2005 G	24.3	24.2	26.8	26.7
1 In 2016, the mortality table BVG 2015 G with proposed CMI 2016 was used. 2 In 2016, the mortality table S2PA with CMI 2015 projections was used. 3 In 2016, the mortality table RP2014 WCHA with MP2016 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan[2]		UK plan		US and German plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(875)	(1,435)	(341)	(388)	(88)	(86)
Decrease by 50 basis points	996	1,630	391	452	96	94
Rate of salary increase
Increase by 50 basis points	60	86	–[3]	–[3]	1	1
Decrease by 50 basis points	(57)	(79)	–[3]	–[3]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	708	1,178	370	435	7	6
Decrease by 50 basis points	–[4]	–[4]	(327)	(377)	(6)	(6)
Rate of interest credit on retirement savings
Increase by 50 basis points	164	264	–[5]	–[5]	9	9
Decrease by 50 basis points	(155)	(250)	–[5]	–[5]	(9)	(8)
Life expectancy
Increase in longevity by one additional year	485	796	139	136	47	44
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 The decrease in sensitivity in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. 3 As the plan is closed for future service, a change in assumption is not applicable. 4 As the assumed rate of pension increase was 0% as of 31 December 2017 and as of 31 December 2016, a downward change in assumption is not applicable. 5 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Fair value of plan assets

The tables below provide information on the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	72	0	72	0	869	0	869	4
Real estate / property
Domestic	0	1,714	1,714	11	0	2,689	2,689	11
Investment funds
Equity
Domestic	400	0	400	3	938	0	938	4
Foreign	4,499	798	5,297	33	6,558	1,170	7,728	31
Bonds[1]
Domestic, AAA to BBB–	1,366	0	1,366	9	2,222	0	2,222	9
Foreign, AAA to BBB–	3,821	0	3,821	24	5,877	0	5,877	24
Foreign, below BBB–	346	0	346	2	1,176	0	1,176	5
Real estate
Foreign	0	14	14	0	0	42	42	0
Other	516	2,423	2,940	18	283	2,776	3,059	12
Other investments	0	7	7	0	0	15	15	0
Total fair value of plan assets	11,019	4,956	15,975	100	17,923	6,691	24,614	100

			31.12.17				31.12.16
Total fair value of plan assets			15,975				24,614
of which:[2]
Bank accounts at UBS AG			117				432
UBS AG debt instruments			3				5
UBS Group AG shares			33				47
Securities lent to UBS AG3			1,979				1,855
Property occupied by UBS AG			83				83
Derivative financial instruments, counterparty UBS AG3			23				(220)
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2017 and 31 December 2016. Net of collateral, derivative financial instruments amounted to CHF 11 million as of 31 December 2017 (31 December 2016: CHF 76 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.17				31.12.16
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	159	0	159	5	133	0	133	4
Bonds[1]
Domestic, AAA to BBB–	1,666	0	1,666	49	1,131	0	1,131	36
Domestic, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	31	0	31	1	39	0	39	1
Foreign	1,020	0	1,020	30	984	0	984	31
Bonds[1]
Domestic, AAA to BBB–	625	81	706	21	500	28	528	17
Domestic, below BBB–	21	0	21	1	23	0	23	1
Foreign, AAA to BBB–	143	0	143	4	245	0	245	8
Foreign, below BBB–	56	0	56	2	39	0	39	1
Real estate
Domestic	100	27	128	4	39	72	111	4
Other	(4)	5	1	0	(35)	111	76	2
Other investments[2]	(560)	11	(549)	(16)	(144)	10	(134)	(4)
Total fair value of plan assets	3,257	124	3,381	100	2,955	221	3,175	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.17				31.12.16
	Fair value			Weightedaverageplan assetallocation %	Fair value			Weightedaverageplan assetallocation %
CHF million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	74	0	74	6	75	0	75	7
Bonds[1]
Domestic, AAA to BBB–	195	0	195	16	158	0	158	14
Domestic, below BBB–	10	0	10	1	13	0	13	1
Foreign, AAA to BBB–	44	0	44	4	42	0	42	4
Foreign, below BBB–	1	0	1	0	1	0	1	0
Investment funds
Equity
Domestic	291	0	291	24	264	0	264	23
Foreign	270	0	270	22	248	0	248	22
Bonds[1]
Domestic, AAA to BBB–	210	0	210	17	218	0	218	19
Domestic, below BBB–	19	0	19	2	18	0	18	2
Foreign, AAA to BBB–	46	0	46	4	42	0	42	4
Foreign, below BBB–	5	0	5	0	5	0	5	0
Real estate
Domestic	0	12	12	1	0	11	11	1
Other	21	0	21	2	19	0	19	2
Insurance contracts	0	17	17	1	0	18	18	2
Asset-backed securities	15	0	15	1	8	0	8	1
Other investments	4	0	4	0	3	0	3	0
Total fair value of plan assets	1,204	30	1,234	100	1,115	29	1,144	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS AG offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants.

These plans are not prefunded. In the US, the retirees also contribute to the cost of the post-employment medical benefits.

The benefits expected to be paid by UBS AG to the post-employment medical insurance plans in 2018 are estimated to be CHF 5 million.

The table below provides an analysis of the movement in the net asset / liability recognized on the balance sheet for post-employment medical plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Post-employment medical insurance plans
CHF million	UK plan		US plans		Total
For the year ended	31.12.17	31.12.16	31.12.17	31.12.16	31.12.17	31.12.16
Post-employment benefit obligation at the beginning of the year	26	25	65	59	91	84
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	3	3	3
Plan participant contributions	0	0	3	2	3	2
Remeasurements	(1)	6	0	7	(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	1	0	(1)	(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	5	2	1	2	6
of which: experience (gains) / losses[1]	0	0	(2)	6	(2)	6
Benefit payments[2]	(1)	(1)	(7)	(7)	(9)	(8)
Foreign currency translation	1	(4)	(3)	1	(1)	(3)
Post-employment benefit obligation at the end of the year	26	26	59	65	86	91
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	20	21	59	65	79	86
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(26)	(26)	(59)	(65)	(86)	(91)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	3	3	3
Net periodic expenses	1	1	2	3	3	4

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	1	(6)	0	(7)	1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	1	(6)	0	(7)	1	(13)
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Actuarial assumptions

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Changes in assumptions lead to volatility in the post-employment benefit obligation. The following principal actuarial assumptions are applied:

  Discount rate: discount rates used for post-employment medical insurance plans are the same as those used for defined benefit pension plans. A decrease in the yield of high-quality corporate bonds increases the post-employment benefit obligation. Conversely, an increase in the yield of high-quality corporate bonds decreases the post-employment benefit obligation.
  Average health care cost trend rate: an increase in health care costs generally increases the post-employment benefit obligation.
  Life expectancy: as some plan participants have lifetime benefits under these plans, an increase in life expectancy increases the post-employment benefit obligation.

UBS AG regularly reviews the actuarial assumptions used in calculating its post-employment benefit obligations to determine their continuing relevance. Principal actuarial assumptions used to determine post-employment benefit obligations at the end of the year were:

Principal actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate	2.55	2.69	3.54	3.97
Average health care cost trend rate – initial	5.10	5.10	7.99	7.03
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 26a. 2 Represents weighted average assumptions across US plans.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption showing how the post-employment benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the post-employment benefit obligation, as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
CHF million	31.12.17	31.12.16	31.12.17	31.12.16
Discount rate
Increase by 50 basis points	(2)	(2)	(3)	(3)
Decrease by 50 basis points	2	2	3	3
Average health care cost trend rate
Increase by 100 basis points	4	4	1	2
Decrease by 100 basis points	(3)	(3)	(1)	(1)
Life expectancy
Increase in longevity by one additional year	2	2	4	5
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

c) Defined contribution plans

UBS AG sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS AG. Employer contributions to defined contribution plans are recognized as an expense, which, for the years ended 31 December 2017, 2016 and 2015, amounted to CHF 232 million, CHF 236 million and CHF 239 million, respectively.

d) Related-party disclosure

UBS AG is the principal provider of banking services for the pension fund of UBS AG in Switzerland. In this capacity, UBS AG is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS AG pension funds do not have a similar banking relationship with UBS AG.

Also, UBS AG leases certain properties that are owned by the Swiss pension fund. As of 31 December 2017, the minimum commitment toward the Swiss pension fund under the related leases was approximately CHF 5 million (31 December 2016: CHF 11 million).

  Refer to the “Composition and fair value of plan assets” table in Note 26a for more information on fair value of investments in UBS AG instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS AG from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Received by UBS AG
Fees	36	36	33
Paid by UBS AG
Rent	4	4	5
Dividends, capital repayments and interest	9	15	13

The transaction volumes in UBS Group AG shares and UBS AG debt instruments and the balances of UBS Group AG shares held as of 31 December were:

Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.17	31.12.16
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	905	2,427
UBS AG debt instruments (par values, CHF million)	2	0
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	2,897	1,618
UBS AG debt instruments (par values, CHF million)	4	0

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.17	31.12.16
Number of shares (in thousands of shares)	16,370	18,363
Fair value (CHF million)	293	293